Accumulation Units - Schedule of changes in the number of accumulation units outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding:
Beginning of period (in shares)	60.4	57.9	55.3
Credited for premiums (in shares)	8.2	8.1	7.7
Annuity, other periodic payments, withdrawals and death benefits (in shares)	(6.2)	(5.6)	(5.1)
End of period (in shares)	62.4	60.4	57.9